UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2012

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	460 Park Avenue, 22nd Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     August 8, 2012

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Total Value: $ 203,822 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Acco Brands Corp             Common     00081T108   $21,409   2,070,545    SH    SOLE  N/A   1,655,500  N/A    415,045
At & T Corp                  Common     00206R102   $ 1,533      43,000    SH    SOLE  N/A      43,000  N/A        -
Cadiz Inc                    Common     127537207   $11,400   1,581,118    SH    SOLE  N/A   1,140,785  N/A    440,333
Compass Diversified Holdings Common     20451Q104   $10,401     745,060    SH    SOLE  N/A     740,000  N/A      5,060
Compugen Ltd                 Common     M25722105   $   193      50,000    SH    SOLE  N/A         -    N/A     50,000
Darling International Inc    Common     237266101   $   379      23,000    SH    SOLE  N/A      23,000  N/A        -
Durect Corporation           Common     266605104   $ 4,018   4,415,900    SH    SOLE  N/A   3,307,000  N/A  1,108,900
Fxcm Inc-A                   Common     302693106   $17,686   1,503,950    SH    SOLE  N/A   1,224,500  N/A    279,450
Global Power Equipment Group Common     37941P306   $15,666     717,301    SH    SOLE  N/A     579,732  N/A    137,569
Gse Holding Inc              Common     36191X100   $ 2,618     247,706    SH    SOLE  N/A     247,706  N/A        -
Heska Corp                   Common     42805E306   $ 5,312     474,250    SH    SOLE  N/A     375,500  N/A     98,750
Hess Corp                    Common     42809H107   $ 3,042      70,000    SH    SOLE  N/A      70,000  N/A        -
Horsehead Holding Corp       Common     440694305   $22,635   2,272,563    SH    SOLE  N/A   1,876,933  N/A    395,630
Johnson Control Inc          Common     478366107   $   346      12,500    SH    SOLE  N/A      12,500  N/A        -
Libbey Inc                   Common     529898108   $26,511   1,724,880    SH    SOLE  N/A   1,304,800  N/A    420,080
Matrix Service Co            Common     576853105   $20,940   1,848,200    SH    SOLE  N/A   1,469,000  N/A    379,200
Metalico Inc                 Common     591176102   $ 9,256   4,207,229    SH    SOLE  N/A   3,003,925  N/A  1,203,304
Microsoft Corp               Common     594918104   $ 1,606      52,500    SH    SOLE  N/A      52,500  N/A        -
Rand Logistics Inc           Common     752182105   $15,476   1,820,665    SH    SOLE  N/A   1,349,000  N/A    471,665
Stealthgas Inc               Common     Y81669106   $10,889   1,874,111    SH    SOLE  N/A   1,437,000  N/A    437,111
United States Steel Corp     Common     912909108   $   453      22,000    SH    SOLE  N/A         -    N/A     22,000
Uranium Resources Inc        Common     916901507   $ 2,052   3,308,906    SH    SOLE  N/A   2,922,216  N/A    386,690